Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
9.	RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2020, transactions between the Company’s directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Compensation paid to Executive Officers for the three months ended March 31, 2020 amounted to $186,401 compared to $514,252 for the three months ended March 31, 2019.

	March 31, 2020		December 31, 2019

	Number of Shares	%	Number of Shares	%

John Barker	32,714	0.06	32,714	0.08
Stephen Randall	22,993	0.04	22,993	0.06
David McNally	4,167	0.01	4,167	0.01
John Schellhorn	294	0.00	294	0.00

Total	60,168	0.11	60,168	0.15

Common Shares Outstanding	54,216,877	100%	39,907,681	100%

10.	RELATED PARTY TRANSACTIONS
During the year ended December 31, 2019, transactions between the Company’s directors, officers and other related parties were related to compensation matters in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.
Compensation paid to Executive Officers for the year ended December 31, 2019 amounted to $1,495,611 compared to $1,552,367 for the year

ended
December 31
, 2018.

	December 31, 2019		December 31, 2018
	Number of Shares	%	Number of Shares	%
John Barker	32,714	0.08	31,714	0.15
Stephen Randall	22,993	0.06	21,643	0.10
David McNally	4,167	0.01	4,167	0.02
John Schellhorn	294	0.00	294	0.00
Bruce Wolff 1	—	—	7,610	0.03

Total	60,168	0.15	65,428	0.30

Common Shares Outstanding	39,907,681	100%	21,675,849	100%

1: Bruce Wolff retired as a Director effective May 29, 2019